Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations $ in Thousands	Dec. 31, 2020 CAD ($)
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	$ 235,311
Property leases [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	17,760
Capital commitments [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	153,897
Other operating commitments [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	63,654
2021 [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	65,877
2021 [Member] | Property leases [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	1,141
2021 [Member] | Capital commitments [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	32,055
2021 [Member] | Other operating commitments [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	32,681
2022 [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	42,619
2022 [Member] | Property leases [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	1,079
2022 [Member] | Capital commitments [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	35,057
2022 [Member] | Other operating commitments [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	6,483
2023 [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	92,850
2023 [Member] | Property leases [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	1,065
2023 [Member] | Capital commitments [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	86,785
2023 [Member] | Other operating commitments [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	5,000
2024 [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	5,295
2024 [Member] | Property leases [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	1,051
2024 [Member] | Capital commitments [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations
2024 [Member] | Other operating commitments [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	4,244
2025 [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	4,777
2025 [Member] | Property leases [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	969
2025 [Member] | Capital commitments [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations
2025 [Member] | Other operating commitments [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	3,808
Thereafter [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	23,893
Thereafter [Member] | Property leases [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	12,455
Thereafter [Member] | Capital commitments [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations
Thereafter [Member] | Other operating commitments [Member]
Commitments and Contingent Liabilities (Details) - Schedule of off-balance sheet contractual obligations [Line Items]
Contractual obligations	$ 11,438